Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total intrinsic value of options exercised	$ 200,000	$ 100,000
Number of coupons issued in effect at the time of grant	0
Dividend yield	0.00%	0.00%
Shares issued of stock options with performance and market-based conditions to employees	632,064	321,268
Associated expense was recognized	$ 0	$ 0
Unamortized deferred stock-based compensation relating to the performance and market-based conditions	$ 18,700,000
2010 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total shares authorized under 2010 plan	4,710,376
Unrecognized compensation cost related to stock-based compensation arrangements granted	$ 800,000
Expected cost recognized over a weighted average period	8 months 1 day
2019 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Options Terms of Award	The 2019 Plan authorizes grants to purchase shares of authorized but unissued common stock. Stock options can be granted with an exercise price less than, equal to or greater than the stock's fair market value at the date of grant. All awards have 10-year terms. The Company currently uses authorized and unissued shares to satisfy share award exercises. The 2019 Plan permits incentive stock options, or ISOs and non-qualified stock options, or NSOs to be granted at prices no less than 100% of the estimated fair market value per share on the grant date. If the stock options are granted to a 10% stockholder, then the exercise price per share may not be less than 110% of the fair market value per share of the Company's common stock on the grant date.
Share-based Payment Arrangement, Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average grant date fair value of options granted to employees	$ 2.77	$ 1.90
Total fair value of options vested	$ 700,000	$ 700,000